ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Accumulated Other Comprehensive Income Loss Note [Text Block]
20.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table contains information about the company’s AOCI, net of taxes:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Unrecognized pension and other post-retirement benefit costs	30.8	6.6	–
	$30.8	$6.6	$–